SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT

25. SUBSEQUENT EVENT

Management performed an evaluation of the Company’s activity through the date the financial statements were issued September 29, 2025, noting the following subsequent event:

Public Marketing Offering

On September 2, 2025, the Company entered into a placement agency agreement with Maxim Group LLC (the “Placement Agent”) and certain securities purchase agreements with certain investors and sale of (i) 13,560,000 Class A ordinary shares, par value US$0.003 per share; and (ii) ordinary warrants to purchase up to 13,560,000 Class A Ordinary Shares at an initial exercise price of US$0.59 per share (the “Ordinary Warrants”). Besides, the Company also agreed to issue to the Placement Agent certain warrants to purchase up to 678,000 Class A Ordinary Shares as a portion of the compensation payable to the Placement Agent (the “Placement Agent Warrants”). The Placement Agent Warrants are in substantially similar form to the Ordinary Warrants. Gross proceeds are approximately US$8.0 million, or US$7.44 million after deducting placement agent fees and other Offering expenses. This amount has been received by the Company by the end of September.